Derivative Instruments and Hedging Activities - Summary of Cross Currency Swaps (Parenthetical) (Detail) (NOK) In Millions, unless otherwise specified	Jun. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
LIBOR rate receivable cap	3.50%
Norwegian Kroner [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Repurchase of bond	388.5
Senior unsecured bonds issued	600.0
Cross currency swap agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fixed Interest rate	1.10%
Interest rate swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fixed Interest rate	1.12%
LIBOR rate receivable cap	3.50%